Guaranteed Minimums (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Guaranteed Minimum Death Benefit
Net Amount at Risk by Product and Guarantee [Line Items]
Account value	$ 32,963,250	$ 29,513,713
Net amount at risk	491,653	901,377
Guaranteed Minimum Death Benefit | Return of premium
Net Amount at Risk by Product and Guarantee [Line Items]
Account value	22,290,541	19,474,339
Net amount at risk	36,832	101,609
Weighted age (years)	63 years	63 years 3 months 18 days
Guaranteed Minimum Death Benefit | Ratchet and return of premium
Net Amount at Risk by Product and Guarantee [Line Items]
Account value	5,388,868	4,961,385
Net amount at risk	25,638	70,064
Weighted age (years)	66 years 6 months	66 years 7 months 6 days
Guaranteed Minimum Death Benefit | Ratchet and rollup
Net Amount at Risk by Product and Guarantee [Line Items]
Account value	4,861,539	4,675,427
Net amount at risk	397,864	706,453
Weighted age (years)	69 years 2 months 12 days	69 years 1 month 6 days
Guaranteed Minimum Death Benefit | Ratchet and earnings protection rider
Net Amount at Risk by Product and Guarantee [Line Items]
Account value	4,107	3,760
Net amount at risk	1,588	2,133
Weighted age (years)	80 years 2 months 12 days	79 years 1 month 6 days
Guaranteed Minimum Death Benefit | Reset
Net Amount at Risk by Product and Guarantee [Line Items]
Account value	109,406	104,916
Net amount at risk	616	1,257
Weighted age (years)	76 years 1 month 6 days	76 years 1 month 6 days
Guaranteed Minimum Death Benefit | Earnings protection rider
Net Amount at Risk by Product and Guarantee [Line Items]
Account value	308,789	293,886
Net amount at risk	29,115	19,861
Weighted age (years)	67 years	65 years 10 months 24 days
Guaranteed Minimum Income Benefit
Net Amount at Risk by Product and Guarantee [Line Items]
Account value	9,659,381	10,094,184
Net amount at risk	604,713	1,094,492
Guaranteed Minimum Income Benefit | Return of premium
Net Amount at Risk by Product and Guarantee [Line Items]
Account value	141,847	144,503
Net amount at risk	506	930
Weighted age (years)	71 years 3 months 18 days	71 years 2 months 12 days
Guaranteed Minimum Income Benefit | Ratchet and return of premium
Net Amount at Risk by Product and Guarantee [Line Items]
Account value	3,110,426	3,837,990
Net amount at risk	8,818	59,369
Weighted age (years)	68 years	67 years 2 months 12 days
Guaranteed Minimum Income Benefit | Ratchet and rollup
Net Amount at Risk by Product and Guarantee [Line Items]
Account value	6,407,108	6,111,691
Net amount at risk	595,389	1,034,193
Weighted age (years)	65 years 7 months 6 days	65 years 2 months 12 days
Guaranteed Minimum Accumulation Benefit
Net Amount at Risk by Product and Guarantee [Line Items]
Account value	9,184,379	9,085,720
Net amount at risk	24,123	97,962
Guaranteed Minimum Accumulation Benefit | Five years
Net Amount at Risk by Product and Guarantee [Line Items]
Account value	4,660,325	5,550,209
Net amount at risk	14,165	85,207
Weighted age (years)	66 years 2 months 12 days	65 years 3 months 18 days
Guaranteed Minimum Accumulation Benefit | Ten years
Net Amount at Risk by Product and Guarantee [Line Items]
Account value	4,353	4,004
Net amount at risk	17	48
Weighted age (years)	78 years 10 months 24 days	76 years 9 months 18 days
Guaranteed Minimum Accumulation Benefit | Target date retirement - 7 year
Net Amount at Risk by Product and Guarantee [Line Items]
Account value	813,148	777,294
Net amount at risk	1,852	4,139
Weighted age (years)	61 years 6 months	60 years 7 months 6 days
Guaranteed Minimum Accumulation Benefit | Target date retirement - 10 year
Net Amount at Risk by Product and Guarantee [Line Items]
Account value	303,807	286,796
Net amount at risk	1,516	3,157
Weighted age (years)	58 years	57 years 2 months 12 days
Guaranteed Minimum Accumulation Benefit | Target date with management levers
Net Amount at Risk by Product and Guarantee [Line Items]
Account value	3,402,746	2,467,417
Net amount at risk	6,573	5,411
Weighted age (years)	59 years 7 months 6 days	59 years
Guaranteed Lifetime Withdrawal Benefit
Net Amount at Risk by Product and Guarantee [Line Items]
Account value	14,860,414	11,947,501
Net amount at risk	775,900	920,482
Guaranteed Lifetime Withdrawal Benefit | No living benefit
Net Amount at Risk by Product and Guarantee [Line Items]
Account value	546,725	365,274
Net amount at risk		3,306
Weighted age (years)	68 years 10 months 24 days	69 years 4 months 24 days
Guaranteed Lifetime Withdrawal Benefit | Life benefit with optional reset
Net Amount at Risk by Product and Guarantee [Line Items]
Account value	1,145,784	1,080,566
Net amount at risk	103,611	166,027
Weighted age (years)	66 years 7 months 6 days	65 years 10 months 24 days
Guaranteed Lifetime Withdrawal Benefit | Life benefit with automatic reset
Net Amount at Risk by Product and Guarantee [Line Items]
Account value	1,712,815	1,596,848
Net amount at risk	61,791	112,563
Weighted age (years)	62 years 8 months 12 days	61 years 10 months 24 days
Guaranteed Lifetime Withdrawal Benefit | Life benefit with 8% rollup
Net Amount at Risk by Product and Guarantee [Line Items]
Account value	36,826	33,956
Net amount at risk	2,348	2,955
Weighted age (years)	67 years 7 months 6 days	66 years 7 months 6 days
Guaranteed Lifetime Withdrawal Benefit | Life benefit with 10% rollup
Net Amount at Risk by Product and Guarantee [Line Items]
Account value	1,289,866	1,214,821
Net amount at risk	152,152	172,500
Weighted age (years)	62 years 1 month 6 days	61 years 3 months 18 days
Guaranteed Lifetime Withdrawal Benefit | Life benefit with management levers
Net Amount at Risk by Product and Guarantee [Line Items]
Account value	10,128,398	7,656,036
Net amount at risk	$ 455,998	$ 463,131
Weighted age (years)	59 years 8 months 12 days	59 years 3 months 18 days